Contingencies and Commitments - Schedule of Contingent Loans and Other Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantees and sureties
Guarantees and sureties in domestic currency
Guarantees and sureties in foreign currency	288,710	336,737
Letters of credit for goods circulation operations	449,759	442,216
Debt purchase commitments in local currency abroad
Transactions related to contingent events
Transactions related to contingent events in domestic currency	2,563,484	2,544,288
Transactions related to contingent events in foreign currency	609,777	580,338
Undrawn credit lines with immediate termination
Available balance of lines of credit and agreed overdraft in current account – commercial loans	1,764,560	1,642,163
Available balance of lines of credit on credit card – commercial loans	370,983	359,638
Available balance of lines of credit and agreed overdraft in current account – consumer loans	1,501,358	1,497,076
Available balance of lines of credit on credit card – consumer loans	7,816,881	7,626,423
Available balance of lines of credit and agreed overdraft in current account – due from banks loans
Undrawn credit lines
Other commitments
Credits for higher studies Law No. 20,027 (CAE)
Other irrevocable credit commitments	69,191	51,889
Other credit commitments
Total	15,434,703	15,080,768
Transactions on behalf of third parties
Collections	138,556	214,446
Placement or sale of financial instruments
Transferred financial assets managed by the bank
Third-party resources managed by the bank	1,635,950	1,147,660
Subtotal	1,774,506	1,362,106
Securities custody
Securities in custody by a banking subsidiary	9,719,621	7,443,549
Securities in custody by the bank	4,438,522	3,318,810
Securities in custody deposited in another entity	29,035,809	19,509,831
Securities issued by the bank
Subtotal	43,193,952	30,272,190
Total	$ 44,968,458	$ 31,634,296